Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Total expenses with related parties	$ 9,496	$ 10,170	$ 18,781	$ 20,065
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,486	1,919	2,997	3,786
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	4,080	4,040	8,109	8,081
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	498	565	969	1,115
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,119	2,405	4,401	4,801
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,313	$ 1,241	$ 2,305	$ 2,282